CASH, CASH EQUIVALENTS, RESTRICTED CASH (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash and cash equivalents:
Cash	¥ 19,853,352		¥ 36,667,669
Cash equivalents	592,752		4,302,310
Restricted cash:
Current	6,286,105	$ 986,427	8,567,496	$ 1,344,427	¥ 7,380,341	¥ 3,516,594
Total cash, cash equivalents and restricted cash	¥ 26,732,209	$ 4,194,867	¥ 49,537,475	$ 7,773,511	¥ 31,930,576	¥ 12,760,198
Weighted average interest rate on cash equivalent	0.82%	0.82%	0.97%	0.97%	2.21%
Cash received from the property buyers but not yet been paid to the sellers through the Company's online payment platform, which is placed with banks in escrow accounts
Restricted cash:
Proportion of type of restricted cash (as a percent)	90.91%	90.91%	91.68%	91.68%
Cash pledged with commercial banks for the Group's bank loans
Restricted cash:
Proportion of type of restricted cash (as a percent)	0.00%	0.00%	0.00%	0.00%
Security deposits for the Group's guarantee and financing services
Restricted cash:
Proportion of type of restricted cash (as a percent)	9.09%	9.09%	8.32%	8.32%
Security deposit for forward exchange contract
Restricted cash:
Proportion of type of restricted cash (as a percent)	0.00%	0.00%	0.00%	0.00%